Condensed Consolidated Statement of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member] Retained Earnings [Member]	Series B Preferred Stock [Member] Treasury Stock [Member]	Series B Preferred Stock [Member] AOCI Attributable to Parent [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Total
BALANCE (in shares) at Dec. 31, 2013								7,613,338
BALANCE at Dec. 31, 2013								$ 7,613	$ 5,316,322	$ (4,980,394)		$ 8,757	$ 252,298
Stock Issued During Period, Shares, New Issues								0
Stock compensation - stock options									85,168				85,168
Net Loss										(302,481)			(302,481)
BALANCE (in shares) at Dec. 31, 2014								7,613,338
BALANCE at Dec. 31, 2014								$ 7,613	5,401,490	(5,282,875)		(147,581)	(121,353)
Stock Issued During Period, Shares, New Issues								0
Stock compensation - stock options									478,629				478,629
Net Loss										(1,023,422)			(1,023,422)
BALANCE (in shares) at Dec. 31, 2015								7,612,838			(1,000,000)
BALANCE at Dec. 31, 2015								$ 761	5,886,971	(6,306,297)	$ (100,000)	(148,651)	(667,216)
Atrinsic shares converted (in shares)	297,468							25,867
Atrinsic shares converted	$ 1							$ 3	63,381				63,385
Protagenic shares converted (in shares)	6,612,838							(7,612,838)			1,000,000
Protagenic shares converted	$ 6							$ (761)	(99,245)		$ 100,000
Warrants issued for exchange of debt									340,784				340,784
Stock Issued During Period, Shares, New Issues	4,108,460
Stock Issued During Period, Value, New Issues	$ 4								4,761,793				4,761,797
Warrants issued to placement agent									146,641				146,641
Reclassification of warrants to derivative liability									(487,425)				(487,425)
Foreign currency translation (loss)												(25,457)	(25,457)
Stock compensation - stock options									450,566				450,566
Conversion of series B Preferred Stock (in shares)	(8,221,837)	8,221,837						60,211
Conversion of series B Preferred Stock	$ (8)	$ 822	$ (814)					$ 6	75,259				75,265
Net Loss										(1,719,749)			(1,719,749)
BALANCE (in shares) at Sep. 30, 2016	2,796,929							8,307,915
BALANCE at Sep. 30, 2016	$ 3							$ 831	$ 11,137,911	$ (8,026,046)		$ (174,108)	$ 2,938,591